Other Long-Term Financial Assets	12 Months Ended
Dec. 31, 2023
Other Long-Term Financial Assets [Abstract]
OTHER LONG-TERM FINANCIAL ASSETS

14. OTHER LONG-TERM FINANCIAL ASSETS

As at December 31,	2023	2022
Deferred receivables	$5,635	$8,893
Security deposits	998	816
Other long-term receivables	—	767
Other long-term financial assets	$6,633	$10,476